Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Parenthetical) (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Upgrade rating percentage	0.25%
Downgrade rating percentage	0.25%
6.625% Bond Due June 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount			£ 500
Loans and borrowings, interest rate			6.625%					6.625%	6.625%
Loans and borrowings, original currency			GBP
Loans and borrowings, maturity			June 2017
5.95% Bond Due January 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $								$ 1,100
Loans and borrowings, interest rate			5.95%					5.95%	5.95%
Loans and borrowings, original currency			USD
Loans and borrowings, maturity			January 2018
3.25% Bond Due August 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €							€ 600		€ 600
Loans and borrowings, interest rate		3.25%	3.25%			3.25%	3.25%	3.25%	3.25%
Loans and borrowings, original currency		EUR	EUR
Loans and borrowings, maturity		August 2018	August 2018
2.35% Bond Due February 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $						$ 800		$ 800
Loans and borrowings, interest rate		2.35%	2.35%			2.35%	2.35%	2.35%	2.35%
Loans and borrowings, original currency		USD	USD
Loans and borrowings, maturity		February 2019	February 2019
4.38% Bond Due March 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount		£ 450	£ 450
Loans and borrowings, interest rate		4.38%	4.38%			4.38%	4.38%	4.38%	4.38%
Loans and borrowings, original currency		GBP	GBP
Loans and borrowings, maturity		March 2019	March 2019
1.125% Bond Due June 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,000		€ 1,000		€ 1,000
Loans and borrowings, interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	June 2019	June 2019	June 2019
8.625% Bond Due March 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 300	£ 300	£ 300
Loans and borrowings, interest rate	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	March 2020	March 2020	March 2020
0.625% Bond Due March 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,500		€ 1,500		€ 1,500
Loans and borrowings, interest rate	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%	0.625%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	March 2021	March 2021	March 2021
0.5% Bond Due June 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 575		€ 575
Loans and borrowings, interest rate	0.50%	0.50%		0.50%	0.50%	0.50%	0.50%
Loans and borrowings, original currency	EUR	EUR
Loans and borrowings, maturity	June 2022	June 2022
1.125% Bond Due March 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,100		€ 1,100		€ 1,100
Loans and borrowings, interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	March 2023	March 2023	March 2023
0.875% Bond Due September 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 500
Loans and borrowings, interest rate	0.875%			0.875%	0.875%
Loans and borrowings, original currency	EUR
Loans and borrowings, maturity	September 2023
4.5% Bond Due December 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $				$ 675
Loans and borrowings, interest rate	4.50%			4.50%	4.50%
Loans and borrowings, original currency	USD
Loans and borrowings, maturity	December 2023
1% Bond Due June 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 575		€ 575
Loans and borrowings, interest rate	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
Loans and borrowings, original currency	EUR	EUR
Loans and borrowings, maturity	June 2024	June 2024
1% Bond Due June 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,100		€ 1,100
Loans and borrowings, interest rate	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
Loans and borrowings, original currency	EUR	EUR
Loans and borrowings, maturity	November 2024	November 2024
3.50% Index Linked Bond Due April 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 250	£ 250	£ 250
Loans and borrowings, interest rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	April 2025	April 2025	April 2025
1.75% Bond Due March 2026 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,300		€ 1,300		€ 1,300
Loans and borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Loans and borrowings, original currency	EUR	EUR	EUR
Loans and borrowings, maturity	March 2026	March 2026	March 2026
1.5% Bond Due June 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 1,150		€ 1,150
Loans and borrowings, interest rate	1.50%	1.50%		1.50%	1.50%	1.50%	1.50%
Loans and borrowings, original currency	EUR	EUR
Loans and borrowings, maturity	June 2027	June 2027
2.125% Bond Due September 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | €					€ 500
Loans and borrowings, interest rate	2.125%			2.125%	2.125%
Loans and borrowings, original currency	EUR
Loans and borrowings, maturity	September 2028
5.125% Bond Due December 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $				$ 700
Loans and borrowings, interest rate	5.125%			5.125%	5.125%
Loans and borrowings, original currency	USD
Loans and borrowings, maturity	December 2028
5.75% Bond Due December 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 600	£ 600	£ 600
Loans and borrowings, interest rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	December 2028	December 2028	December 2028
9.625% Bond Due December 2030 (Minimum 8.625%) [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount | $				$ 2,670		$ 2,670		$ 2,670
Loans and borrowings, interest rate	9.625%	9.625%	9.625%	9.625%	9.625%	9.625%	9.625%	9.625%	9.625%
Loans and borrowings, original currency	USD	USD	US$
Loans and borrowings, maturity	December 2030	December 2030	December 2030
9.625% Bond Due December 2030 (Minimum 8.625%) [Member] | Bottom of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, interest rate	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
3.125% Bond Due November 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 500	£ 500
Loans and borrowings, interest rate	3.125%	3.125%		3.125%	3.125%	3.125%	3.125%
Loans and borrowings, original currency	GBP	GBP
Loans and borrowings, maturity	November 2031	November 2031
3.64% Bond Due June 2033 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 330
Loans and borrowings, interest rate	3.64%			3.64%	3.64%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	June 2033
1.613% Indexed Linked Bond Due June 2033 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 330
Loans and borrowings, interest rate	1.613%			1.613%	1.613%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	June 2033
6.375% Bond Due June 2037 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 500	£ 500	£ 500
Loans and borrowings, interest rate	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%	6.375%
Loans and borrowings, original currency	GBP	GBP	GBP
Loans and borrowings, maturity	June 2037	June 2037	June 2037
3.924% Bond Due June 2042 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 340
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	June 2042
Loans and borrowings, LIBOR interest rate	3.924%			3.924%	3.924%
1.774% Indexed Linked Bond Due June 2042 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 340
Loans and borrowings, interest rate	1.774%			1.774%	1.774%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	June 2042
3.883% Bond Due June 2039 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 330
Loans and borrowings, interest rate	3.883%			3.883%	3.883%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	June 2039
1.739% Indexed Linked Bond Due June 2039 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 330
Loans and borrowings, interest rate	1.739%			1.739%	1.739%
Loans and borrowings, original currency	GBP
Loans and borrowings, maturity	June 2039
3.625% Bond Due November 2047 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount	£ 250	£ 250
Loans and borrowings, interest rate	3.625%	3.625%		3.625%	3.625%	3.625%	3.625%
Loans and borrowings, original currency	GBP	GBP
Loans and borrowings, maturity	November 2047	November 2047
2.21% Bank Loan Due December 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, face amount		£ 350	£ 350
Loans and borrowings, interest rate		2.21%	2.21%			2.21%	2.21%	2.21%	2.21%
Loans and borrowings, maturity		December 2017	December 2017